Net Gain (Loss) On Equity Securities, Net - Summary Of Gain Loss On Investment (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Unrealized gain on equity securities still held at the reporting date	¥ 0	$ 0	¥ 45,804,034	¥ 3,315,475,734
Net realized gain (loss) on equity securities during the period	(9,810,585)	(1,422,402)	(58,795,556)	37,905,479
Total	¥ (9,810,585)	$ (1,422,402)	¥ (12,991,522)	¥ 3,353,381,213